Other disclosures - Credit Risk (Tables)	6 Months Ended
Jun. 30, 2019
Other disclosures - Credit Risk
Loans and advances at amortised cost by stage and product (audited)

Loans and advances at amortised cost by stage

The table below presents an analysis of loans and advances at amortised cost by gross exposure, impairment allowance, impairment charge and coverage ratio by stage allocation and business segment as at 30 June 2019. Also included are off-balance sheet loan commitments and financial guarantee contracts by gross exposure, impairment allowance and coverage ratio by stage allocation as at 30 June 2019. Barclays does not hold any material purchased or originated credit impaired assets as at period-end.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.19	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	135,413	26,319	2,816	164,548	180	1,395	1,043	2,618	161,930
Barclays International	28,498	4,444	1,855	34,797	344	803	1,312	2,459	32,338
Head Office	6,121	611	897	7,629	8	46	314	368	7,261
Total Barclays Group retail	170,032	31,374	5,568	206,974	532	2,244	2,669	5,445	201,529
Barclays UK	27,640	3,775	1,213	32,628	14	50	115	179	32,449
Barclays International	91,954	9,826	1,592	103,372	146	257	465	868	102,504
Head Office	2,834	-	40	2,874	-	-	37	37	2,837
Total Barclays Group wholesale	122,428	13,601	2,845	138,874	160	307	617	1,084	137,790
Total loans and advances at amortised cost	292,460	44,975	8,413	345,848	692	2,551	3,286	6,529	339,319
Off-balance sheet loan commitments and financial guarantee contracts[1]	321,028	20,661	503	342,192	104	161	32	297	341,895
Total[2]	613,488	65,636	8,916	688,040	796	2,712	3,318	6,826	681,214

	As at 30.06.19				Half year ended 30.06.19
	Coverage ratio				Loan impairment charge and loan loss rate[3]
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate
	%	%	%	%	£m		bps
Barclays UK	0.1	5.3	37.0	1.6		404		50
Barclays International	1.2	18.1	70.7	7.1		383		222
Head Office	0.1	7.5	35.0	4.8		15		40
Total Barclays Group retail	0.3	7.2	47.9	2.6		802		78
Barclays UK	0.1	1.3	9.5	0.5		8		5
Barclays International	0.2	2.6	29.2	0.8		82		16
Head Office	-	-	92.5	1.3		-		-
Total Barclays Group wholesale	0.1	2.3	21.7	0.8		90		13
Total loans and advances at amortised cost	0.2	5.7	39.1	1.9		892		52
Off-balance sheet loan commitments and financial guarantee contracts[1]	-	0.8	6.4	0.1		30
Other financial assets subject to impairment[2]						6
Total	0.1	4.1	37.2	1.0		928

  Excludes loan commitments and financial guarantees of £15.5bn carried at fair value.
  Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £178.7bn and impairment allowance of £22m. This comprises £14m Expected Credit Loss (ECL) on £178.2bn stage 1 assets, £3m on £0.5bn stage 2 fair value through other comprehensive income assets and £5m on £5m stage 3 other assets.
  H119 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H119 is 54bps after applying the total impairment charge of £928m.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.18	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	134,911	25,279	3,040	163,230	183	1,389	1,152	2,724	160,506
Barclays International	26,714	4,634	1,830	33,178	352	965	1,315	2,632	30,546
Head Office	6,510	636	938	8,084	9	47	306	362	7,722
Total Barclays Group retail	168,135	30,549	5,808	204,492	544	2,401	2,773	5,718	198,774
Barclays UK	22,824	4,144	1,272	28,240	16	70	117	203	28,037
Barclays International	87,344	8,754	1,382	97,480	128	244	439	811	96,669
Head Office	2,923	-	41	2,964	-	-	38	38	2,926
Total Barclays Group wholesale	113,091	12,898	2,695	128,684	144	314	594	1,052	127,632
Total loans and advances at amortised cost	281,226	43,447	8,503	333,176	688	2,715	3,367	6,770	326,406
Off-balance sheet loan commitments and financial guarantee contracts[1]	309,989	22,126	684	332,799	99	150	22	271	332,528
Total[2]	591,215	65,573	9,187	665,975	787	2,865	3,389	7,041	658,934

	As at 31.12.18				Year ended 31.12.18
	Coverage ratio				Loan impairment charge and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate
	%	%	%	%	£m			bps
Barclays UK	0.1	5.5	37.9	1.7		830		51
Barclays International	1.3	20.8	71.9	7.9		844		254
Head Office	0.1	7.4	32.6	4.5		15		19
Total Barclays Group retail	0.3	7.9	47.7	2.8		1,689		83
Barclays UK	0.1	1.7	9.2	0.7		74		26
Barclays International	0.1	2.8	31.8	0.8		(142)		-
Head Office	-	-	92.7	1.3		(31)		-
Total Barclays Group wholesale	0.1	2.4	22.0	0.8		(99)		-
Total loans and advances at amortised cost	0.2	6.2	39.6	2.0		1,590		48
Off-balance sheet loan commitments and financial guarantee contracts[1]	-	0.7	3.2	0.1		(125)
Other financial assets subject to impairment[2]						3
Total	0.1	4.4	36.9	1.1		1,468

  Excludes loan commitments and financial guarantees of £11.7bn carried at fair value.
  Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £129.9bn and impairment allowance of £12m. This comprises £10m ECL on £129.3bn stage 1 assets and £2m on £0.6bn stage 2 fair value through other comprehensive income assets.

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

		Stage 2
As at 30.06.19	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	130,559	16,640	1,636	792	19,068	2,393	152,020
Credit cards, unsecured loans and other retail lending	47,591	11,205	529	460	12,194	3,574	63,359
Corporate loans	114,310	12,033	619	1,061	13,713	2,446	130,469
Total	292,460	39,878	2,784	2,313	44,975	8,413	345,848

Impairment allowance
Home loans	34	54	15	14	83	360	477
Credit cards, unsecured loans and other retail lending	516	1,768	158	219	2,145	2,380	5,041
Corporate loans	142	296	19	8	323	546	1,011
Total	692	2,118	192	241	2,551	3,286	6,529

Net exposure
Home loans	130,525	16,586	1,621	778	18,985	2,033	151,543
Credit cards, unsecured loans and other retail lending	47,075	9,437	371	241	10,049	1,194	58,318
Corporate loans	114,168	11,737	600	1,053	13,390	1,900	129,458
Total	291,768	37,760	2,592	2,072	42,424	5,127	339,319

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.3	0.9	1.8	0.4	15.0	0.3
Credit cards, unsecured loans and other retail lending	1.1	15.8	29.9	47.6	17.6	66.6	8.0
Corporate loans	0.1	2.5	3.1	0.8	2.4	22.3	0.8
Total	0.2	5.3	6.9	10.4	5.7	39.1	1.9

As at 31.12.18
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	130,066	15,672	1,672	862	18,206	2,476	150,748
Credit cards, unsecured loans and other retail lending	45,785	11,262	530	437	12,229	3,760	61,774
Corporate loans	105,375	12,177	360	475	13,012	2,267	120,654
Total	281,226	39,111	2,562	1,774	43,447	8,503	333,176

Impairment allowance
Home loans	31	56	13	13	82	351	464
Credit cards, unsecured loans and other retail lending	528	1,895	169	240	2,304	2,511	5,343
Corporate loans	129	300	16	13	329	505	963
Total	688	2,251	198	266	2,715	3,367	6,770

Net exposure
Home loans	130,035	15,616	1,659	849	18,124	2,125	150,284
Credit cards, unsecured loans and other retail lending	45,257	9,367	361	197	9,925	1,249	56,431
Corporate loans	105,246	11,877	344	462	12,683	1,762	119,691
Total	280,538	36,860	2,364	1,508	40,732	5,136	326,406

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.4	0.8	1.5	0.5	14.2	0.3
Credit cards, unsecured loans and other retail lending	1.2	16.8	31.9	54.9	18.8	66.8	8.6
Corporate loans	0.1	2.5	4.4	2.7	2.5	22.3	0.8
Total	0.2	5.8	7.7	15.0	6.2	39.6	2.0

Movement in gross exposure and impairment allowance including provisions for loan commitments and financial guarantees (audited)

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the terms 12-month Expected Credit Losses (ECL), lifetime ECL and credit-impaired is included in the Barclays PLC Annual Report 2018 on page 273.

	Stage 1	Stage 2	Stage 3	Total
Gross exposure for loans and advances at amortised cost	£m	£m	£m	£m
As at 1 January 2019	281,226	43,447	8,503	333,176
Transfers from Stage 1	(13,760)	13,256	504	-
Transfers from Stage 2	9,943	(11,468)	1,525	-
Transfers from Stage 3	271	267	(538)	-
Business activity in the year	51,037	1,543	169	52,749
Net drawdowns and repayments	(8,564)	867	91	(7,606)
Final repayments	(27,693)	(2,937)	(605)	(31,235)
Disposals	-	-	(285)	(285)
Write-offs[1]	-	-	(951)	(951)
As at 30 June 2019	292,460	44,975	8,413	345,848

	Stage 1	Stage 2	Stage 3	Total
Impairment allowance on loans and advances at amortised cost	£m	£m	£m	£m
As at 1 January 2019	688	2,715	3,367	6,770
Transfers from Stage 1	(91)	82	9	-
Transfers from Stage 2	507	(834)	327	-
Transfers from Stage 3	23	17	(40)	-
Business activity in the year	122	77	27	226
Net re-measurement and movement due to exposure and risk parameter changes	(520)	563	841	884
Final repayments	(37)	(69)	(74)	(180)
Disposals	-	-	(220)	(220)
Write-offs[1]	-	-	(951)	(951)
As at 30 June 2019[2]	692	2,551	3,286	6,529

Reconciliation of ECL movement to impairment charge/(release) for the period				£m
ECL movement excluding assets derecognised due to disposals and write-offs				930
Post write-off recoveries[1]				(73)
Exchange and other adjustments				35
Impairment charge on loan commitments and financial guarantees				30
Impairment charge on other financial assets[2]				6
Income statement charge/(release) for the period				928

1 In H119, gross write-offs amounted to £951m (H118: £949m) and post write-off recoveries amounted to £73m (H118: £68m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £878m (H118: £881m).

2 Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £178.7bn (December 2018: £129.9bn) and impairment allowance of £22m (December 2018: £12m). This comprises £14m ECL (December 2018: £10m) on £178.2bn stage 1 assets (December 2018: £129.3bn), £3m (December 2018: £2m) on £0.5bn stage 2 fair value through other comprehensive income assets (December 2018: £0.6bn) and £5m (December 2018: £nil) on £5m stage 3 other assets (December 2018: £nil).

	Stage 1	Stage 2	Stage 3	Total
Gross exposure for loan commitments and financial guarantees	£m	£m	£m	£m
As at 1 January 2019	309,989	22,126	684	332,799
Net transfers between stages	(1,406)	969	437	-
Business activity in the year	44,908	1,579	12	46,499
Net drawdowns and repayments	(3,536)	229	(342)	(3,649)
Final repayments	(28,927)	(4,242)	(288)	(33,457)
As at 30 June 2019	321,028	20,661	503	342,192

Impairment allowance on loan commitments and financial guarantees	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2019	99	150	22	271
Net transfers between stages	8	(6)	(2)	-
Business activity in the year	26	25	7	58
Net re-measurement and movement due to exposure and risk parameter changes	(14)	18	6	10
Final repayments	(15)	(26)	(1)	(42)
As at 30 June 2019	104	161	32	297